PROPERTY, EQUIPMENT AND SOFTWARE, NET (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Summary of property, equipment and software

Property, equipment and software consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Electronic equipment	157,147	189,838
Building	489,929	629,032
Leasehold improvement	203,857	264,949
Furniture and office equipment	14,298	24,296
Software	19,842	22,388
Construction in progress	786	173,436
Total	885,859	1,303,939
Less: Accumulated depreciation	(215,622)	(294,807)
	670,237	1,009,132